Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 22, 2011
Registrant Name	dei_EntityRegistrantName	Precidian ETFs Trust
Central Index Key	dei_EntityCentralIndexKey	0001499655
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 22, 2011
Prospectus Date	rr_ProspectusDate	Jul 7, 2011

MAXIS Nikkei 225 Index Fund (Prospectus Summary): | MAXIS Nikkei 225 Index Fund
MAXIS SM Nikkei 225 Index Fund (the “Fund”)

Precidian ETFs Trust

(the “Trust”)

Supplement dated November 22, 2011

to the Prospectus dated July 7, 2011

(the “Prospectus”)

MAXIS SM Nikkei 225 Index Fund (the “Fund”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and Precidian Funds LLC, the advisor to the Fund (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of the Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for the Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 1 of the Prospectus are replaced with the following:

Investors Should Retain This Supplement for Future Reference

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		MAXIS Nikkei 225 Index Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver and/or Expense Reimbursement	[2]	0.03%
Total Annual Fund Operating Expenses After Fee Waiverand/or Expense Reimbursement		0.50%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Precidian Funds LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.50% for the Fund for the period beginning July 8, 2011 and ending December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
MAXIS Nikkei 225 Index Fund	51	167

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 7, 2011
MAXIS Nikkei 225 Index Fund (Prospectus Summary): | MAXIS Nikkei 225 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MAXIS SM Nikkei 225 Index Fund (the “Fund”)
Supplement Text	ck0001499655_SupplementTextBlock

Precidian ETFs Trust

(the “Trust”)

Supplement dated November 22, 2011

to the Prospectus dated July 7, 2011

(the “Prospectus”)

MAXIS SM Nikkei 225 Index Fund (the “Fund”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and Precidian Funds LLC, the advisor to the Fund (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of the Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for the Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 1 of the Prospectus are replaced with the following:

Investors Should Retain This Supplement for Future Reference

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
MAXIS Nikkei 225 Index Fund | MAXIS Nikkei 225 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiverand/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	167

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Precidian Funds LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.50% for the Fund for the period beginning July 8, 2011 and ending December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.